18. Fair Value, Off-Balance Sheet Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	$ 55,318	$ 57,400
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	83,995	81,208
Securities available-for-sale	55,318	57,400
Other investments	4,710	4,930
Loans, net	396,961	383,049
Deposits	(488,274)	(485,340)
Other short term borrowings	(23,500)	(20,170)
Long-term debt	(47,802)	(51,298)
Capital securities	(3,150)	(3,150)
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	83,995	81,208
Securities available-for-sale	55,318	57,400
Other investments	4,710	4,930
Loans, net	390,401	383,173
Deposits	(466,120)	(480,424)
Other short term borrowings	(25,538)	(23,072)
Long-term debt	(50,892)	(57,145)
Capital securities	$ (3,175)	$ (3,542)